Leases - Total cash outflow for leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 85,644	$ 87,798
Aircraft [member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	79,812	81,936
Real Estate [Member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 5,832	$ 5,862